Note 13 - Financial Information of Parent Company	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Condensed Financial Statements [Text Block]
13.	Financial information of Parent Company

The Company was incorporated on July 19, 2019 and became parent company of the Company upon the completion of the Reorganization on September 29, 2019. The following disclosures presented the financial positions of the Parent Company as of June 30, 2023 and 2024, and results of its operations and its cash flows for the years ended June 30, 2023, 2024 and 2025, as if the current corporate structure has been in existence throughout the periods presented.

The condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements.

The Parent Company and its subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon combination.

The Company is a Cayman Islands company, therefore, not subjected to income taxes for all years presented.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

Balance Sheets

(In thousands, except for share and per share data, or otherwise stated)

	As of June 30,
	2024	2025
	(US$)	(US$)

Asset
Due from related parties	27,968	25,982
Total Asset	27,968	25,982

Liability
Other payables and accrued liabilities	-	150
Total Liability	-	150

Shareholders’ Equity:

Shareholders’ Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000 and 168,000,000 shares as of June 30, 2024 and 2025, respectively)	6	17
Additional paid-in capital	27,967	29,200
Accumulated deficit	(5)	(3,385)
Total Shareholders’ Equity:	27,968	25,832

Total Liability and Shareholders’ Equity:	27,968	25,982

Statements of Operations and Comprehensive Loss

(In thousands, except for share and per share data, or otherwise stated)

	Years Ended June 30,
	2023	2024	2025
	US$	US$	US$

Net loss	(118)	-	(3,380)

Statements of Cash Flows

(In thousands, except for share and per share data, or otherwise stated)

	Years Ended June 30,
	2023	2024	2025
	US$	US$	US$

Cash flows used in operating activities	-	-	(1,008)
Cash flows provided by financing activities	-	-	1,008
Net change in cash and cash equivalents	-	-	-
Cash and cash equivalents at beginning of the year	-	-	-
Cash and cash equivalents at end of the year	-	-	-